Income taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 6,723	$ 5,638
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Tax loss carried forward	33,600	28,200
United Kingdom
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 6,700	$ 5,600